Notes Receivable, Net - Schedule of Notes Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Notes Receivable, Net [Abstract]
Notes receivable	$ 8,497,044	$ 8,122,287
Less: allowance for expected credit losses	(138,247)	(220,503)
Notes receivable, net	$ 8,358,797	$ 7,901,784